Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 33,588	$ (1,288,205)	$ 506,769
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of operating lease right-of-use assets	2,628,985	2,533,074	2,226,128
Depreciation	831,820	701,461	605,253
Gain on forgiveness of loan under Paycheck Protection Program			(502,298)
Loss on disposal of property and equipment	4,982		27,325
Impairment loss on property and equipment	272,350
Interest income from long term debt investment	(534,575)
Interest income from loan to a third-party	(66,822)
Changes in operating assets and liabilities:
Accounts receivable	(766,760)	(215,847)	(397,872)
Inventories	(45,821)	(206,264)	(46,384)
Prepaid expenses and other current assets	(3,573,002)	(430,717)	(175,630)
Long term security deposits	57,185	84,374	(236,020)
Long term prepaid expenses	(34,010)	(26,504)	38,476
Accounts payable	530,195	247,015	325,803
Taxes payable	(31,943)	103,212	(26,347)
Deferred revenue	307,169	1,411,004	1,252,776
Other current liabilities	(292,138)	(433,848)	98,362
Operating lease liabilities	(2,275,056)	(1,927,407)	(1,918,095)
Net cash (used in) provided by operating activities	(2,953,853)	551,348	1,778,246
Cash flows from investing activities:
Purchase of property and equipment	(773,964)	(860,034)	(2,038,054)
Purchase of intangible assets	(150,000)
Proceeds from disposal property and equipment	444		7,133
Payment made for long term debt investment	(6,000,000)
Advance of loans to third parties	(3,900,000)		(1,550,628)
Repayment from loans to third parties	1,150,104		1,550,628
Prepayment for the software, equipment and product development	(1,190,000)
Refund of prepayment for the product development	400,000
Net cash used in investing activities	(10,463,416)	(860,034)	(2,030,921)
Cash flows from financing activities:
Gross proceeds from initial public offerings	13,560,000
Direct costs disbursed from initial public offerings proceeds	(1,529,631)
Proceeds from short-term bank loans	2,685,588	445,831	1,903,563
Repayments of short-term bank loans	(424,040)	(1,474,129)	(2,683,814)
Proceeds from long-term bank loan			293,007
Advances received from (payments made to) a related party	(1,892,423)	1,076,717	572,712
Payments made for deferred offering costs	(340,469)	(38,490)	(263,708)
Net cash provided by (used in) financing activities	12,059,025	9,929	(178,240)
Effect of exchange rate fluctuation on cash and cash equivalents	(75,924)	(682,585)	206,659
Net decrease in cash and cash equivalents	(1,434,168)	(981,342)	(224,256)
Cash and cash equivalents, beginning of year	2,915,470	3,896,812	4,121,068
Cash and cash equivalents, end of year	1,481,302	2,915,470	3,896,812
Supplemental cash flow information
Cash paid for income taxes	92,409	5,282	9,981
Cash paid for interest	32,444	37,277	66,688
Non-cash operating, investing and financing activities
Payable for purchase of property and equipment		463,556	682,618
Right of use assets obtained in exchange for operating lease liabilities	1,676,362	5,160,825	2,420,359
PPP loan forgiveness			502,298
Deferred IPO cost offset with additional paid-in capital	$ 1,095,872